Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Foreign Currency Translation Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2017	$ 7,265	$ 4,054	$ 34,397,541	$ 36,877	$ (14,997,552)	$ 19,448,185
Balance, shares at Dec. 31, 2017	726,509	405,395
Net loss for the period					(19,480,701)	(19,480,701)
Other comprehensive income (loss)				50,120		50,122
Warrants conversion to shares	$ 7,815		698,453			706,268
Warrants conversion to shares, shares	781,486
Shares Issued as consideration for acquisition of Subsidiary (ATCG)	$ 113		605,110			605,223
Shares Issued as consideration for acquisition of Subsidiary (ATCG), shares	11,334
Shares Issued towards earnout	$ 156		642,694			642,850
Shares Issued towards earnout, shares	15,561
Stock, Option, RSU and Warrant Expense			1,239,989			1,239,989
Compensation to Directors	$ 39		(39)
Compensation to Directors, shares	3,875
Conversion of Options	$ 224		806,175			806,399
Conversion of Options, shares	22,400
Shares issued - Private Placement	$ 1,300		4,249,960			4,251,260
Shares issued - Private Placement, shares	130,000
Issuance of Preference shares for Q1 and Q2 dividend		$ 153	766,055			766,208
Issuance of Preference shares for Q1 and Q2 dividend, shares		15,325
Shares Issued on separation	$ 20		11,480			11,500
Shares Issued on separation, shares	2,000
LSV - Preferred Dividend			1,711,796			1,711,796
Balance at Dec. 31, 2018	$ 16,932	$ 4,207	45,129,214	86,997	(34,478,253)	10,759,097
Balance, shares at Dec. 31, 2018	1,693,165	420,720
Net loss for the period					(1,965,677)	(1,965,677)
Other comprehensive income (loss)				18,714		18,714
Shares Issued towards earnout	$ 1,316		603,907			605,223
Shares Issued towards earnout, shares	131,570
Exercise of Warrants (PIPE series A&B)	$ 1,880		1,465,715			1,467,595
Exercise of Warrants (PIPE series A&B), shares	187,972
Stock Compensation expenses			277,377			277,377
Balance at Mar. 31, 2019	$ 20,128	$ 4,207	47,476,214	105,711	(36,443,930)	11,162,329
Balance, shares at Mar. 31, 2019	2,012,708	420,720
Balance at Dec. 31, 2018	$ 16,932	$ 4,207	45,129,214	86,997	(34,478,253)	10,759,097
Balance, shares at Dec. 31, 2018	1,693,165	420,720
Net loss for the period					(6,033,766)	(6,033,766)
Other comprehensive income (loss)				(26,985)		(26,985)
Shares Issued towards earnout	$ 1,316		603,909			605,225
Shares Issued towards earnout, shares	131,570
Exercise of Warrants (PIPE series A&B)	$ 6,881		4,509,927			4,516,808
Exercise of Warrants (PIPE series A&B), shares	688,097
Stock Compensation expenses			586,495			586,495
Preferred stock issued		$ 42	210,844			210,886
Preferred stock issued, shares		4,218
Shares issued for Fraction shares on reverse stock split	$ 93		(93)
Shares issued for Fraction shares on reverse stock split, shares	9,263
Balance at Dec. 31, 2019	$ 25,221	$ 4,249	51,040,296	60,012	(40,512,019)	10,617,759
Balance, shares at Dec. 31, 2019	2,522,095	424,938
Net loss for the period					(1,896,043)	(1,896,043)
Other comprehensive income (loss)				(35,503)		(35,503)
Stock Compensation expenses			19,810			19,810
Shares Issued for Extinguishment of liability	$ 5,996		1,490,004			1,496,000
Shares Issued for Extinguishment of liability, shares	599,610
Conversion of accrued Interest	$ 1,250		12,375			13,625
Conversion of accrued Interest, shares	125,000
Balance at Mar. 31, 2020	$ 32,467	$ 4,249	$ 52,562,485	$ 24,509	$ (42,408,062)	$ 10,215,648
Balance, shares at Mar. 31, 2020	3,246,705	424,938